SCHEDULE OF PROVISION FOR DOUBTFUL ACCOUNTS (Details) - CAD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
Schedule Of Amounts Receivable
Balance at beginning			$ (538,429)	$ (429,506)	$ (429,506)
Additional amounts recovered during the period	$ 60,653	$ 24,473	45,436	$ 63,256	(302,067)
Trade receivables written off					186,211
Foreign exchange			(1,358)		6,933
Balance at ending	$ (494,351)		$ (494,351)		$ (538,429)